Share Options (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Ordinary shares subject to adjustments	2,069,280
Ordinary shares available for future issuance	339,086
Weighted average grant date fair value of share options granted (in Dollars per share) | $ / shares	$ 2.07
Exercised share options	18,448
Total amount (in Dollars) | $	$ 28
Unrecognized compensation expense (in Dollars) | $	$ 973
Weighted average period	1 year 8 months 12 days